Insurance Contracts_Exposure To Interest Rate Risk(Details) - Non-life insurance - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	₩ 22,939,099	₩ 22,741,891
Due from financial institutions measured at amortized cost and cash equivalents
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	160,249	108,559
Financial assets at fair value through profit or loss
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	3,823,603	4,560,512
Financial assets at fair value through other comprehensive income
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	3,983,567	2,984,738
Securities measured at amortized cost
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	8,700,196	8,163,485
Loans measured at amortized cost
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	6,271,484	6,924,597
Financial liabilities
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	23,714,814	22,445,629
Fixed interest rate type
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	501,147	534,236
Variable interest rate type
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	₩ 23,213,667	₩ 21,911,393